Schedule of Fair Value of Assets and Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Trade accounts payable		$ 3,084	$ 3,642
Carrying Value [Member]
Cash and cash equivalents (including restricted cash)		9,874
Trade accounts receivable		1,716
Trade accounts payable		3,084
Long-term debt with variable interest rates, net		77,780
Promissory note with non-variable interest rate *	[1]	6,000
Due to related parties		6,962
Fair Value [Member]
Cash and cash equivalents (including restricted cash)		9,874
Trade accounts receivable		1,716
Trade accounts payable		3,084
Long-term debt with variable interest rates, net		77,780
Promissory note with non-variable interest rate *	[1]	5,956
Due to related parties		$ 6,962

[1]	As at December 31, 2021, Carrying Value and the Theoretical Fair Value of the Promissory Note is $